Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 09, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025
Obra High Grade Structured Products ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,044	$ 10,122	$ 10,191	$ 10,264	$ 10,338	$ 10,417	$ 10,441	$ 10,491	$ 10,535	$ 10,602	$ 10,669	$ 10,698
Obra Opportunistic Structured Products ETF [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,026	10,129	10,231	10,335	10,394	10,482	10,530	10,592	10,648	10,765	10,833	10,871
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,826	9,992	10,087	10,323	10,471	10,611	10,348	10,457	10,286	10,341	10,568	10,572
ICE BofA 1-3 Year US Corporate Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,981	10,062	10,109	10,240	10,336	10,431	10,385	10,428	10,452	10,506	10,582	10,624
ICE BofA 1-3 Year BBB US Corporate Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,982	$ 10,066	$ 10,115	$ 10,246	$ 10,339	$ 10,433	$ 10,396	$ 10,444	$ 10,470	$ 10,525	$ 10,600	$ 10,639